Summary of Significant Accounting Policies (Policies) - Mayville Engineering Company, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting

The Plan’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Accordingly, the Plan’s financial statements are prepared on the accrual basis of accounting.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for further discussion on fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as, held during the year.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of the Plan’s assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Expenses

Expenses

Administrative expenses may be paid either by the Plan or by the Company. Expenses paid by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are included in administrative expenses. In addition, certain investment related expenses are included in net appreciation in fair value of investments.

Payments of Benefits	Payments of Benefits Benefits are recorded when paid.
Subsequent Events

Subsequent Events

Subsequent events have been evaluated through the date the financial statements were available to be issued.

On July 1, 2025, the Company acquired 100% of the membership interests of Accu-Fab, LLC (Accu-Fab). As a result, on January 16, 2026, funds totaling $4,951 were transferred to the Plan. The investment objectives and policies of the funds will not change as a result of this transaction.